SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Product Warranty Liability [Line Items]
January 1,	$ 2,275	$ 2,173
Charged to costs and expenses relating to new sales	1,816	1,325
Costs of product warranty claims	(1,446)	(1,225)
Foreign currency translation adjustments	(51)	2
December 31,	$ 2,594	$ 2,275
Minimum [Member]
Product Warranty Liability [Line Items]
Warranty term	3 years
Maximum [Member]
Product Warranty Liability [Line Items]
Warranty term	10 years